Cover	Oct. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2026
Entity File Number	001-36182
Entity Registrant Name	XENCOR, INC.
Entity Central Index Key	0001326732
Entity Tax Identification Number	20-1622502
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	465 North Halstead Street, Suite 200
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91107
City Area Code	626
Local Phone Number	305-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XNCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false